Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

NOTE 23—SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
2014
Net sales	$1,359,132		$1,340,935		$1,305,493		$1,122,401
Gross profit	98,629		92,410		68,236		38,046
Equity in earnings of unconsolidated affiliates	14,950		5,378		9,267		18,154
Operating Income	63,549		23,580	(1)	29,390		(4,035)
Income (loss) before income taxes	29,836		(39,171	)(1)	(6,460	)(2)	(31,818)
Net income (loss)	17,086		(44,621	)(1)	(10,110	)(2)	(29,687)
Income (loss) per share- basic and diluted	$0.46		$(1.15	)(1)	$(0.21	)(2)	$(0.61)

2013
Net sales	$1,391,585		$1,361,759		$1,308,959		$1,245,111
Gross profit	80,803		65,509		96,517		115,181
Equity in earnings of unconsolidated affiliates	2,799		8,929		15,215		12,195
Operating Income	37,142		19,664		57,960		65,524
Income (loss) before income taxes	(9,778	)(3)	(25,914)		10,937		24,386
Net income (loss)	(9,678	)(3)	(28,064)		4,936		10,588
Income (loss) per share- basic and diluted	$(0.26	)(3)	$(0.75)		$0.13		$0.28

(1)	Includes a charge of $23.3 million for fees paid to Bain Capital incurred in connection with the termination of the Advisory Agreement, pursuant to its terms, upon consummation of the Company’s IPO in June 2014. Also includes a one-time $32.5 million termination payment made to Dow in connection with the termination of our Latex JV Option Agreement. See Note 18 to the consolidated financial statements for further discussion of these items.
(2)	Includes $7.4 million loss on extinguishment of debt related to the July 2014 redemption of $132.5 million in aggregate principal amount of the Senior Notes.
(3)	Includes $20.7 million loss on extinguishment of debt related to the January 2013 amendment of our Senior Secured Credit Facility and repayment of Term Loans.